Financial instruments - Fair values and risk management - Cash flow sensitivity analysis for variable rate instruments (Details) - VARIABLE RATE INSTRUMENTS - Interest rate risk - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	$ (7,130)	$ (7,784)	$ (6,606)
Decrease in risk variable, impact on profit (loss)	7,129	6,466	2,133
Increase in risk variable, impact on equity	1,376	4,710	4,594
Decrease in risk variable, impact on equity	(1,376)	(6,839)	(4,222)
Variable rate instruments
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	(7,130)	(7,784)	(6,606)
Decrease in risk variable, impact on profit (loss)	7,129	6,466	2,133
Increase in risk variable, impact on equity	0	0	0
Decrease in risk variable, impact on equity	0	0	0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	0	0	0
Decrease in risk variable, impact on profit (loss)	0	0	0
Increase in risk variable, impact on equity	1,376	4,710	4,594
Decrease in risk variable, impact on equity	$ (1,376)	$ (6,839)	$ (4,222)